Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance		$ 3,669
Assumption and establishment of pension plans, net	[1]	52	$ 0	$ 0
Ending Balance		126	3,669
Currency Translation Adjustment [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance		19	19	19
Assumption and establishment of pension plans, net		0
Other comprehensive income (loss)		(304)	0	0
Ending Balance		(285)	19	19
Derivative Instruments [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance		0	0	0
Assumption and establishment of pension plans, net		0
Other comprehensive income (loss)		8	0	0
Ending Balance		8	0	0
Employee Benefits [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance		0	0	0
Assumption and establishment of pension plans, net		(311)
Other comprehensive income (loss)		52	0	0
Ending Balance		(259)	0	0
Accumulated Other Comprehensive Income (Loss) [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance		19	19	19
Assumption and establishment of pension plans, net		(311)
Other comprehensive income (loss)		(244)	0	0
Ending Balance		$ (536)	$ 19	$ 19

[1]	These other comprehensive income (loss) components are included in the computation of net periodic benefit costs. Refer to Note 21 for further information.